Other disclosures - Commitments (Details) € in Thousands	1 Months Ended							12 Months Ended
	Dec. 31, 2018 EUR (€) EquityInstruments	Jun. 30, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments	Jun. 30, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments	Jun. 30, 2016 EquityInstruments	May 31, 2016 EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
Commitments [Line Items]
Number of options granted | EquityInstruments	861,575	178,900	653,825	120,536	363,226	60,000	288,950	1,040,475	774,361	712,176
Commitments to acquire property, plant and equipment	€ 0							€ 0
Commitments to acquire additional intangible assets	0							0
Outstanding commitment	42,200							42,200
ARGX-110
Commitments [Line Items]
Contractual obligations	4,500							4,500
Lonza Sales AG
Commitments [Line Items]
Contractual obligations	€ 25,300							25,300
Contractual period	5 years
Minimum
Commitments [Line Items]
Estimated exposure of stock option	€ 2,900							2,900
Maximum
Commitments [Line Items]
Estimated exposure of stock option	€ 3,500							€ 3,500